Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 6,676,877	¥ 11,407,569
Trading account assets measured at fair value under fair value option	17,278,705	19,691,210
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	4,866,092	6,277,947
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	6,587,489	8,264,085
Held-to-maturity debt securities, fair value	24,158,087	21,386,156
Equity securities pledged that secured parties are permitted to sell or repledge	668	724
Equity securities measured at fair value	5,188,143	4,619,120
Financing receivable, before allowance for credit loss	124,839,339	120,356,472
Allowance for credit losses	15,003	15,918
Due to trust account and other short-term borrowings measured at fair value under fair value option	41,058	49,555
Long-term debt measured at fair value under fair value option	¥ 339,840	¥ 431,338
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	12,687,710,920	12,687,710,920
Treasury stock, shares (in shares)	662,903,215	665,392,775
Asset pledged with permission to sell or repledge
Financing receivable, before allowance for credit loss	¥ 137,332	¥ 144,288